INVENTORY	12 Months Ended
Dec. 31, 2021
INVENTORY
Inventory

8. INVENTORY

Inventory is comprised of the following as at December 31, 2021 and 2020:

	December 31, 2021	December 31, 2020
Thousands of United States dollars
Raw materials and supplies	$899	$182
Harvested cannabis	35	-
Work in progress	97	-
Finished goods	1,962	358
Total	$2,993	$540

In the year ended December 31, 2021, $6.3 million of inventory was expensed to cost of sales (2020 – less than $0.1 million and 2019 $nil) and write-downs to cost of sales for impairment was $23,000 (2020 and 2019 - $nil). There were no reversals of previous inventory impairments in the years ended December 31, 2021, 2020 or 2019.